Nature of operations and going concern (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about nature of operations [Abstract]
Net loss	$ (50,565)	$ (32,358)
Working capital (deficit)	(20,972)	94,668
Debt maturing within the next twelve months	$ 74,780	$ 0
Declined vanadium prices	15.00%